Shareholder Fees {- Fidelity® Municipal Money Market Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Municipal Money Market Fund PRO-08 | Fidelity® Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none